Working Capital Detail (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Disclosure Components Of Working Capital Detail [Abstract]
Trade - net(1)	$ 2,568	[1]	$ 2,512	[1]
Equity affiliates	22		28
Other - net	223		290
Receivables	2,813		2,830
Finished products	980		935
Work in process	144		144
Raw materials	443		414
Supplies	120		114
Total inventory at LIFO	1,687	[2]	1,607	[2]
Trade creditors	1,620		1,612
Accrued payroll	459		414
Customer rebates	212		201
Other postretirement and pension benefits	103		108
Income taxes	71		51
Other	596		610
Accounts payable and accrued liabilities	$ 3,061		$ 2,996

[1]	Allowance for Doubtful Accounts equaled $77 million and $71 million as of December 31, 2012 and 2011, respectively.
[2]	Inventories valued using the LIFO method of inventory valuation comprised 36% and 35% of total gross inventory values as of December 31, 2012 and 2011, respectively. If the FIFO method of inventory valuation had been used, inventories would have been $243 million and $232 million higher as of December 31, 2012 and 2011, respectively. During the year ended December 31, 2012 and 2011, certain inventories accounted for on the LIFO method of accounting were reduced, which resulted in the liquidation of certain quantities carried at costs prevailing in prior years. The effect on earnings was income of $3.0 million and $0.9 million for the years ended December 31, 2012 and 2011, respectively.